                       Semiannual Report January 31, 1998

                                   OPPENHEIMER
                                   New Jersey
                                 Municipal Fund

                               [GRAPHIC OMITTED]

                                     [LOGO]
                             OppenheimerFunds (SM)
                            THE RIGHT WAY TO INVEST

Report highlights
--------------------------------------------------------------------------------

Contents

 3 President's Letter

 4 Fund Performance

 6 An Interview
   with the Fund's Manager

10 Statement of Investments

14 Statement of
   Assets and
   Liabilities

16 Statement of Operations

17 Statements of Changes in
   Net Assets

18 Financial Highlights

21 Notes to Financial Statements

29 Officers and
   Trustees

32 Information and Services

----------------------------------------------------

o Strong Returns: The Fund's Class A shares were ranked 4th of 56, and 9th of 42 New Jersey Municipal Funds for the 1- and 3-year periods, respectively, ending December 31, 1997, by Lipper.(1)

o What We Think Is Ahead: An environment of slower global economic growth, lower inflation, and lower interest rates could lead to an even more positive scenario for municipal bonds.

-----------------------------------
Cumulative Total Returns
-----------------------------------
For the 6-Month Period
Ended 1/31/98

Class A
 Without          With
 Sales Chg.(2)    Sales Chg.(3)
-----------------------------------
 4.29%            (0.67%)
-----------------------------------

Class B
 Without          With
 Sales Chg.(2)    Sales Chg.(3)
-----------------------------------
 3.98%            (1.02)%
-----------------------------------

Class C
 Without          With
 Sales Chg.(2)    Sales Chg.(3)
-----------------------------------
 3.98%            2.98%
-----------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

1. Source: Lipper Analytical Services, Inc., 12/31/97. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. Past performance cannot guarantee future results. During the periods covered by the rankings, the Fund's investment advisor voluntarily assumed certain expenses, which increased the Fund's performance and relative rankings. That voluntary expense assumption undertaking may be withdrawn at any time by the advisor.

2. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

3. Class A returns include the current maximum initial sales charge of 4.75%. Class B returns include the applicable contingent deferred sales charge of 5%. Class C returns include the contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.


                   2 Oppenheimer New Jersey Municipal Fund

Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
New Jersey
Municipal Fund

These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

      What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch further and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

      Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't: When prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

      At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

      In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

      Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

/s/ Bridget A. Macaskill
Bridget A. Macaskill
February 23, 1998


                     3 Oppenheimer New Jersey Municipal Fund

Performance update
--------------------------------------------------------------------------------

------------------------------------
Avg Annual Total Returns(1)
------------------------------------
For the Periods Ended 12/31/97

Class A
            Since
 1 year     Inception
------------------------------------
 4.31%      4.88%
------------------------------------

Class B
            Since
 1 year     Inception
------------------------------------
 3.70%      4.70%
------------------------------------

Class C
            Since
 1 year     Inception
------------------------------------
 7.75%      7.47%
------------------------------------

------------------------------------
Standardized Yields
------------------------------------
For the 30 Days Ended 1/31/98(2)

Class A
------------------------------------
 4.39%
------------------------------------

Class B
------------------------------------
 3.85%
------------------------------------

Class C
------------------------------------
 3.84%
------------------------------------

Once again, Oppenheimer New Jersey Municipal Fund's strong performance has placed the Fund near the top of its peer group, the universe of New Jersey municipal bond funds. For the six-month period ended January 31, 1998, the Fund's Class A shares posted a cumulative total return, without sales charges, of 4.29%, and the Fund ranked in the top Lipper quartile among New Jersey Municipal Funds for both the 1- and 3-year periods ending December 31, 1997.(3) In addition, Oppenheimer New Jersey Municipal Fund's Class A shares were given a four-star overall ranking by Morningstar Mutual Funds among 1,494 municipal bond funds for the 3-year period ended December 31, 1997.(4)

--------------------------------------------------------------------------------

Top 10 Industries
(Percentage of invested assets)(5)
--------------------------------------------------------------------------------
 Hospital/Health Care          13.5%   Adult Living Facilities      7.4%
--------------------------------------------------------------------------------
 Highways                      12.4    Electric Utilities           6.1
--------------------------------------------------------------------------------
 General Obligation            11.4    Higher Education             4.9
--------------------------------------------------------------------------------
 Marine/Aviation Facilities     9.0    Corporate Backed             4.8
--------------------------------------------------------------------------------
 Lease Rental                   8.1    Parking Fee Revenue          4.2
--------------------------------------------------------------------------------

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A and B shares were first publicly offered on 3/1/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class C returns include the contingent deferred sales charge of 1% for the 1-year result. Class C shares were first offered on 8/29/95. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.

2. Standardized yield is based on net investment income for the 30-day period ended 1/31/98. Falling share prices will tend to artificially raise yields.

3. Source: Lipper Analytical Services, Inc., 12/31/97. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested.


                    4 Oppenheimer New Jersey Municipal Fund

Portfolio review
--------------------------------------------------------------------------------

Oppenheimer New Jersey Municipal Fund is for investors looking for income that's exempt from federal and New Jersey income taxes.

  Credit Allocation(6)

[Pie Chart Omitted]

o  AAA               48.6%
o  AA                 9.2
o  A                 20.0
o  BBB               12.9
o  BB                 9.3

What We Look For
o Securities that provide high current income.
o Sectors and regions that offer relative value.
o Municipal projects or regions with improving credit quality.
o Investment opportunities from a wide range of securities statewide.

State/U.S. Territory Breakdown
(Percentage of invested assets)(5)
--------------------------------------------------------------------------------
 New Jersey                                            68.6%
--------------------------------------------------------------------------------
 Puerto Rico                                           19.5
--------------------------------------------------------------------------------
 Multistate Authority                                  10.8
--------------------------------------------------------------------------------
 Virgin Islands                                         0.7
--------------------------------------------------------------------------------
 Guam                                                   0.4
--------------------------------------------------------------------------------

4. Source: Morningstar, Inc. 12/31/97. Morningstar ranks mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Overall star ranking is subject to change monthly. Top 10% are ranked 5 stars, next 22.5% are 4 stars, middle 35% are 3 stars, next 22.5% are 2 stars and bottom 10% are 1 star. Past performance does not guarantee future results.

5. Portfolio weightings are as of 1/31/98, and are subject to change.

6. Portfolio data is as of January 31, 1998 and is dollar-weighted based on invested assets and subject to change. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk that an issuer may default on repayment of principal or interest. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 9.3% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category.


                    5 Oppenheimer New Jersey Municipal Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

How has the Fund performed?
The Fund performed very well during the period. For the six-month period ended January 31, 1998, Oppenheimer New Jersey Municipal Fund's Class A shares posted a cumulative total return of 4.29%.(1 In addition, the Fund's Class A shares were given a four-star overall ranking by Morningstar Mutual Funds.

-------------------------------------------------------------------------------
"Our goal is to buy bonds with longer call protection--preferably ten years."
--------------------------------------------------------------------------------

What factors contributed to the Fund's success?
Often, the successful investor is a contrarian investor. For a long time, we believed that interest rates were truly headed downward, while many of our competitors were expecting a return of inflation. As a result, we continued to extend the portfolio's maturity while some of our competitors did the opposite. Bonds with longer maturities rise in price more than bonds with shorter maturities when interest rates fall. The reason: investors are willing to pay more for bonds that lock in high yields for a longer period of time.

      The second factor that contributed to our strong performance was our decision to boost our Commonwealth of Puerto Rico holdings to 25% of the portfolio. As a New Jersey municipal bond fund, our choice of investments is limited to New Jersey state and municipal bonds and bonds issued by U.S. territories, possessions and commonwealths, such as Puerto Rico. At the time we made our decision, New Jersey bonds were expensive and in short supply. However, there was an oversupply of Puerto Rico securities, allowing us to buy these bonds at a discount. Once the excess supply was absorbed, the Puerto Rico bonds rose in price versus the broad market.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


                     6 Oppenheimer New Jersey Municipal Fund

[PHOTO]

Portfolio Management
Team (l to r)
Bob Patterson
Caryn Halbrecht
(Portfolio Manager)
Jerry Webman

What types of bonds are you buying now?
When interest rates are falling, it is vitally important to invest in bonds with the right structure. Unlike U.S. Treasury bonds, many municipal bonds can be "called" by the issuer when interest rates fall. That is, the issuer can decide to pay off the bond and refinance at lower interest rates. Bonds with no "call protection" can be called right away, while bonds with good call protection can't be called for several years. In a falling interest rate environment, bonds that can be called soonest perform poorly relative to bonds with call protection. Therefore, our goal has been to buy bonds with longer call protection--preferably ten years or more. And we've been successful. A year ago, only 7% of our bonds had at least ten years of call protection--as of January 31st, 46% did.

      We're also buying bonds with slightly lower credit ratings so that we can earn extra yield. As interest rates fall, investors clamor for additional income, making bonds with slightly lower credit ratings more attractive. By doing our research, we believe we can add value through a portfolio that includes lower-rated investment-grade bonds that may eventually be upgraded by the national credit rating agencies.

      For example, we own bonds issued by Monmouth University in New Jersey that appear to us to be underrated by Moody's Investors Service and Standard & Poor's Corporation. We think the bond ratings may reflect conditions that existed a few years ago because the school is in an increasingly strong economic area in New Jersey. It has a growing enrollment and an excellent academic reputation.


                    7 Oppenheimer New Jersey Municipal Fund

 An interview with your Fund's manager
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
"Cities and counties across the U.S. are enjoying strong fiscal health."
--------------------------------------------------------------------------------

What is your outlook?
Cities and counties across the U.S. are enjoying strong fiscal health. Like the federal government, which now has a budget that is finally in balance for the first time in 30 years, municipalities are benefiting from an increase in tax revenues due to our healthy economy. The improved financial condition of our cities and counties is permitting them to undertake infrastructure projects that they have postponed for several years due to budget shortfalls. These new projects will result in an increase in the supply of bonds this year, and may keep pressure on municipal bond prices as a result.

      On a broader scale, the recent financial crisis in the Asian region may mean good news for U.S. bond investors. Weak demand for U.S. goods combined with a rise in exports to our country are likely to keep inflation low, in spite of our strong economy.

      With that said, we are proceeding cautiously. We think today's consensus among bond buyers is that interest rates are headed lower. Therefore, the risk to bond portfolios has increased as more and more buyers have come to believe in the low inflation scenario. As always, our goal is to anticipate possible changes before they become obvious to the market.


                     8 Oppenheimer New Jersey Municipal Fund

Financials
--------------------------------------------------------------------------------


                    9 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments January 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                   Ratings:
                                                   Moody's/       Face      Market Value
                                                   S&P/Fitch      Amount    See Note 1
========================================================================================
Municipal Bonds and Notes--101.8%
----------------------------------------------------------------------------------------
New Jersey--80.9%
Bayonne, NJ GOB, FGIC Insured, 6%, 5/1/13          Aaa/AAA/AAA   $  100,000   $  109,212
----------------------------------------------------------------------------------------
Bergen Cnty., NJ MUAU Water PC RB, Prerefunded,
Series A, FGIC Insured, 6.50%, 12/15/12            Aaa/AAA/AAA      400,000      446,220
----------------------------------------------------------------------------------------
East Orange, NJ GOB, FSA Insured,
8.40%, 8/1/06                                      Aaa/AAA        1,000,000    1,284,640
----------------------------------------------------------------------------------------
Essex Cnty., NJ Improvement Authority RB,
Utility System-Orange Franchise, Series A,
MBIA Insured, 5.75%, 7/1/27                        Aaa/AAA        1,000,000    1,066,150
----------------------------------------------------------------------------------------
Hoboken, Union City & Weehawken,
NJ Sewer Authority RRB, MBIA Insured,
6.20%, 8/1/19                                      Aaa/AAA           85,000       93,245
----------------------------------------------------------------------------------------
Hudson Cnty., NJ MUAU System RB,
Prerefunded, 11.875%, 7/1/06                       Aaa/AAA          520,000      653,188
----------------------------------------------------------------------------------------
Mercer Cnty., NJ Improvement Authority RB,
Justice Complex Project, 6.05%, 1/1/11             Aa/AA-           250,000      250,370
----------------------------------------------------------------------------------------
Middlesex Cnty., NJ Utilities Authority Sewer
RRB, Series A, FGIC Insured, 5.25%, 12/1/09        Aaa/AAA        1,025,000    1,096,330
----------------------------------------------------------------------------------------
New Brunswick, NJ Parking Authority RRB,
Series A, FGIC Insured, 6.50%, 9/1/19              Aaa/AAA          150,000      166,263
----------------------------------------------------------------------------------------
Newark, NJ GOB, Additional State School
Building Aid, 10%, 6/1/03                          Aa3/AA           720,000      915,329
----------------------------------------------------------------------------------------
Newark, NJ School Qualified Bond Act GOB,
MBIA Insured, 5.30%, 9/1/08                        Aaa/AAA        1,000,000    1,064,900
----------------------------------------------------------------------------------------
NJ Building Authority RRB, 5%, 6/15/10             Aa2/AA-        2,000,000    2,077,320
----------------------------------------------------------------------------------------
NJ Casino Reinvestment DAU Parking Fee RB,
Series A, FSA Insured, 5.20%, 10/1/08              Aaa/AAA/AAA    1,000,000    1,056,740
----------------------------------------------------------------------------------------
NJ Casino Reinvestment DAU Parking Fee RB,
Series A, FSA Insured, 5.25%, 10/1/13              Aaa/AAA        1,000,000    1,033,640
----------------------------------------------------------------------------------------
NJ EDAU PC RB, Public Service Electric & Gas Co.
Project, Series A, MBIA Insured, 6.40%, 5/1/32     Aaa/AAA          500,000      550,445
----------------------------------------------------------------------------------------
NJ EDAU RRB, First Mortgage-Franciscan Oaks
Project, 5.70%, 10/1/17                            NR/NR          2,235,000    2,257,484
----------------------------------------------------------------------------------------
NJ EDAU RRB, First Mortgage-Keswick Pines,
5.60%, 1/1/12                                      NR/NR            600,000      597,096
----------------------------------------------------------------------------------------
NJ EDAU RRB, First Mortgage-Keswick Pines,
5.70%, 1/1/18(1)                                   NR/NR          1,150,000    1,138,500
----------------------------------------------------------------------------------------
NJ EDAU Water Facilities RB, American
Water Co., Inc. Project, Series A, FGIC Insured,
6.875%, 11/1/34                                    Aaa/AAA/AAA      500,000      570,500


                    10 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Ratings:
                                                   Moody's/       Face        Market Value
                                                   S&P/Fitch      Amount      See Note 1
-----------------------------------------------------------------------------------------
New Jersey  (continued)
NJ EDAU Water Facilities RB,
American Water Co., Inc. Project,
Series B, FGIC Insured, 5.375%, 5/1/32             Aaa/AAA        $2,000,000   $2,029,080
-----------------------------------------------------------------------------------------
NJ Educational FA RRB, Institute of
Advanced Study, Series F, 5%, 7/1/11               Aaa/AA+         1,130,000    1,166,092
-----------------------------------------------------------------------------------------
NJ Educational FA RRB, Monmouth University,
Series C, 5.80%, 7/1/22                            Baa2/BBB        1,000,000    1,038,030
-----------------------------------------------------------------------------------------
NJ GOB, Series D, 8%, 2/15/07                      Aa1/AA+/AA+       400,000      509,548
-----------------------------------------------------------------------------------------
NJ HCF FAU RB, Centrastate Medical Center,
Series A, AMBAC Insured, 6%, 7/1/21                Aaa/AAA/AAA       100,000      105,121
-----------------------------------------------------------------------------------------
NJ HCF FAU RB, Columbus Hospital,
Series A, 7.50%, 7/1/21                            Baa3/BBB-       1,000,000    1,079,590
-----------------------------------------------------------------------------------------
NJ HCF FAU RB, Southern Ocean Cnty. Hospital,
Series A, 6.25%, 7/1/23                            Baa1/NR/BBB     1,000,000    1,066,580
-----------------------------------------------------------------------------------------
NJ HCF FAU RB, St. Elizabeth Hospital
Obligation Group, 6%, 7/1/20                       Baa3/BBB        1,000,000    1,057,150
-----------------------------------------------------------------------------------------
NJ HCF FAU RB, St. Joseph's Hospital &
Medical Center, Series A, 6%, 7/1/26               NR/AAA/A-         750,000      812,197
-----------------------------------------------------------------------------------------
NJ HCF FAU RBB, Capital Health System
Obligation Group, 5.125%, 7/1/12                   Baa1/A-         2,000,000    1,991,840
-----------------------------------------------------------------------------------------
NJ HFAU RRB, Dover General Hospital &
Medical Center, MBIA Insured, 7%, 7/1/03           Aaa/AAA         1,000,000    1,138,560
-----------------------------------------------------------------------------------------
NJ Mtg. & HFA MH RB, Series A,
AMBAC Insured, 6.25%, 5/1/28                       Aaa/AAA         1,000,000    1,068,590
-----------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series J,
MBIA Insured, 6.20%, 10/1/25                       Aaa/AAA           200,000      209,900
-----------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series S,
MBIA Insured, 6.05%, 10/1/28                       Aaa/AAA         1,000,000    1,050,470
-----------------------------------------------------------------------------------------
NJ Mtg. & HFA RRB, Series 1, 6.70%, 11/1/28        NR/A+             150,000      161,242
-----------------------------------------------------------------------------------------
NJ Sports & Exposition Authority RB,
Convention Center Luxury Tax, Series A,
MBIA Insured, 6.25%, 7/1/20                        Aaa/AAA            80,000       87,813
-----------------------------------------------------------------------------------------
NJ Transportation Trust Fund Authority RB,
Transportation System, Series B, 5%, 6/15/17       Aa3/A+/AA       1,000,000      997,480
-----------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, 6.50%, 1/1/16               Baa1/BBB+/A-      950,000    1,119,813
-----------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured,
6.50%, 1/1/09                                      Aaa/AAA         1,000,000    1,180,970
-----------------------------------------------------------------------------------------
NJ Wastewater Treatment Trust RRB, Series A,
MBIA Insured, 7%, 9/1/07(2)                        Aaa/AAA/AAA       810,000      984,207
-----------------------------------------------------------------------------------------
North Brunswick Township, NJ GOB,
6.40%, 5/15/08                                     A1/A+             500,000      553,510


                    11 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                 Ratings:
                                                 Moody's/         Face         Market Value
                                                 S&P/Fitch        Amount       See Note 1
-------------------------------------------------------------------------------------------
New Jersey  (continued)
North Jersey District Water Supply RRB,
Wanaque North Project, Series A,
MBIA Insured, 5.125%, 11/15/21                   Aaa/AAA       $  1,000,000    $    999,240
-------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RB, 94th Series,
6%, 12/1/14                                      A1/AA-/AA-         200,000         217,102
-------------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air
Terminal Project, Series 6, MBIA Insured,
5.75%, 12/1/25                                   Aaa/AAA/AAA      2,000,000       2,115,280
-------------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air
Terminal Project, Series 6, MBIA Insured,
7%, 12/1/12                                      Aaa/AAA          2,000,000       2,492,160
-------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project,
5th Installment, 6.75%, 10/1/19                  NR/NR              900,000       1,005,399
-------------------------------------------------------------------------------------------
Sussex Cnty., NJ General Improvement GOB,
AMBAC Insured, 6%, 4/1/07                        Aaa/AAA/AAA        135,000         146,792
                                                                                 ----------
                                                                                 42,811,328

-------------------------------------------------------------------------------------------
U.S. Possessions--20.9%
Guam PAU RB, Series A, 6.30%, 10/1/22            NR/BBB             185,000         197,428
-------------------------------------------------------------------------------------------
PR CMWLTH GOB, 5.375%, 7/1/25                    Baa1/A           1,500,000       1,533,855
-------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series Y, 5%, 7/1/36          Baa1/A           1,000,000         996,570
-------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series Y, 5.50%, 7/1/26       Baa1/A           2,000,000       2,073,780
-------------------------------------------------------------------------------------------
PR CMWLTH HTAU RRB, Series V, 6.625%, 7/1/12     Baa1/A             300,000         331,263
-------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU Special RB,
Series A, AMBAC Insured, 5%, 7/1/11              Aaa/AAA          1,000,000       1,038,210
-------------------------------------------------------------------------------------------
PR EPAU RRB, Series Z, 5.50%, 7/1/16             Baa1/BBB+        2,000,000       2,069,740
-------------------------------------------------------------------------------------------
PR Industrial Tourist Educational Medical &
Environmental Control Facilities RB,
Polytechnic University Project, Series A,
6.50%, 8/1/24                                    NR/BBB-            410,000         447,101
-------------------------------------------------------------------------------------------
PR Public Buildings Authority RB, Series B,
5.25%, 7/1/21                                    Baa1/A           2,000,000       2,013,580
-------------------------------------------------------------------------------------------
Virgin Islands Housing FAU Single Family RRB,
Series A, 6.50%, 3/1/25                          NR/AAA             350,000         372,428
                                                                                 ----------
                                                                                 11,073,955

-------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $51,070,617)                        101.8%     53,885,283
-------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                  (1.8)       (947,786)
                                                                  ---------      ----------
Net Assets                                                            100.0%   $ 52,937,497
                                                                  =========      ==========


                    12 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
To simplify the listing of securities, abbreviations are used per the table below:
CMWLTH  -Commonwealth                   HTAU    -Highway & Transportation Authority
DAU     -Development Authority          MH      -Multifamily Housing
EDAU    -Economic Development Authority MUAU    -Municipal Utilities Authority
EPAU    -Electric Power Authority       PAUNYNJ -Port Authority of New York & New Jersey
FA      -Facilities Authority           PAU     -Power Authority
FAU     -Finance Authority              PC      -Pollution Control
GOB     -General Obligation Bonds       RB      -Revenue Bonds
HCF     -Health Care Facilities         RRB     -Revenue Refunding Bonds
HFA     -Housing Finance Agency         SPO     -Special Obligations
HFAU    -Health Facilities Authority    TUAU    -Turnpike Authority

1. When-issued security to be delivered and settled after January 31, 1998.
2. Securities with an aggregate market value of $243,014 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

As of January 31, 1998, securities subject to the alternative minimum tax amount to $11,464,252 or 21.66% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

Industry                                             Market Value        Percent
--------------------------------------------------------------------------------
Hospital/Healthcare                                  $ 7,251,039           13.5%
--------------------------------------------------------------------------------
Highways                                               6,699,876           12.4
--------------------------------------------------------------------------------
General Obligation                                     6,117,786           11.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                             4,824,542            9.0
--------------------------------------------------------------------------------
Lease Rental                                           4,341,270            8.0
--------------------------------------------------------------------------------
Adult Living Facilities                                3,993,080            7.4
--------------------------------------------------------------------------------
Electric Utilities                                     3,272,567            6.1
--------------------------------------------------------------------------------
Higher Education                                       2,651,223            4.9
--------------------------------------------------------------------------------
Corporate Backed                                       2,599,580            4.8
--------------------------------------------------------------------------------
Parking Fee Revenue                                    2,256,643            4.2
--------------------------------------------------------------------------------
Sewer Utilities                                        2,173,781            4.0
--------------------------------------------------------------------------------
Water Utilities                                        2,165,557            4.0
--------------------------------------------------------------------------------
Single Family Housing                                  1,632,798            3.0
--------------------------------------------------------------------------------
Multi-Family Housing                                   1,229,833            2.3
--------------------------------------------------------------------------------
Sales Tax                                              1,126,023            2.1
--------------------------------------------------------------------------------
Telephone Utilities                                      999,240            1.9
--------------------------------------------------------------------------------
Pollution Control                                        550,445            1.0
                                                      ----------          -----
                                                     $53,885,283          100.0%
                                                     ===========          =====

See accompanying Notes to Financial Statements.


                    13 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  January 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


================================================================================
Assets
Investments, at value (cost $51,070,617)--see
 accompanying statement                                            $ 53,885,283
-------------------------------------------------------------------------------
Cash                                                                    128,604
-------------------------------------------------------------------------------
Receivables:
Interest                                                                541,105
Shares of beneficial interest sold                                      343,545
Daily variation on futures contracts--Note 5                              2,443
-------------------------------------------------------------------------------
Other                                                                     2,305
                                                                   ------------
Total assets                                                         54,903,285

===============================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                 1,738,626
Dividends                                                               128,182
Trustees' fees--Note 1                                                   45,233
Distribution and service plan fees                                       13,134
Shares of beneficial interest redeemed                                    8,889
Transfer and shareholder servicing agent fees                             4,794
Other                                                                    26,930
                                                                   ------------
Total liabilities                                                     1,965,788

===============================================================================
Net Assets                                                         $ 52,937,497
                                                                   ============

===============================================================================
Composition of Net Assets
Paid-in capital                                                    $ 50,393,445
-------------------------------------------------------------------------------
Undistributed net investment income                                      16,021
-------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (259,604)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and 5             2,787,635
                                                                   ------------
Net assets                                                         $ 52,937,497
                                                                   ============


                    14 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


============================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$24,469,220 and 2,094,173 shares of beneficial interest outstanding)                  $11.68
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                           $12.26

--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,224,210 and
2,159,999 shares of beneficial interest outstanding)                                  $11.68

--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,244,067 and
277,751 shares of beneficial interest outstanding)                                    $11.68

See accompanying Notes to Financial Statements


                    15 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Statement of Operations  For the Six Months Ended January 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


===============================================================================
Investment Income
Interest                                                            $ 1,309,402

===============================================================================
Expenses
Management fees--Note 4                                                 139,228
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                  26,482
Class B                                                                 109,853
Class C                                                                  12,763
-------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      25,311
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                    18,738
-------------------------------------------------------------------------------
Legal and auditing fees                                                   6,267
-------------------------------------------------------------------------------
Shareholder reports                                                       5,891
-------------------------------------------------------------------------------
Custodian fees and expenses                                               5,080
-------------------------------------------------------------------------------
Registration and filing fees                                              3,726
-------------------------------------------------------------------------------
Insurance expenses                                                        2,096
-------------------------------------------------------------------------------
Other                                                                       727
                                                                      ---------
Total expenses                                                          356,162
Less assumption of expenses by OppenheimerFunds, Inc.--Note 4          (157,377)
Less expenses paid indirectly--Note 4                                    (4,933)
                                                                      ---------
Net expenses                                                            193,852

===============================================================================
Net Investment Income                                                 1,115,550

===============================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                 152
Closing of futures contracts                                           (212,192)
Closing of options written                                                8,805
                                                                      ---------
Net realized loss                                                      (203,235)

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on
 investments                                                          1,115,173
                                                                      ---------
Net realized and unrealized gain                                        911,938

===============================================================================
Net Increase in Net Assets Resulting from Operations                $ 2,027,488
                                                                     ==========

See accompanying Notes to Financial Statements


                    16 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months Ended
                                                            January 31, 1998  Year Ended
                                                            (Unaudited)       July 31, 1997
==========================================================================================
Operations
Net investment income                                         $  1,115,550    $  1,425,703
------------------------------------------------------------------------------------------
Net realized gain (loss)                                          (203,235)        150,628
------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation            1,115,173       1,262,319
                                                                ----------      ----------
Net increase in net assets resulting from operations             2,027,488       2,838,650

==========================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                           (570,392)       (767,546)
Class B                                                           (489,600)       (624,119)
Class C                                                            (56,624)        (34,038)
------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (80,412)        (22,656)
Class B                                                            (80,657)        (21,623)
Class C                                                             (9,067)           (684)

==========================================================================================
Beneficial Interest Transactions
Net increase in net assets
resulting from beneficial interest transactions--Note 2:
Class A                                                          5,019,370       7,082,671
Class B                                                          6,218,807       8,269,186
Class C                                                          1,122,867       1,889,520

==========================================================================================
Net Assets
Total increase                                                  13,101,780      18,609,361
------------------------------------------------------------------------------------------
Beginning of period                                             39,835,717      21,226,356
                                                                ----------      ----------
End of period [including (undistributed) net investment
income of $16,021 and $(33,116), respectively]                $ 52,937,497    $ 39,835,717
                                                                ==========      ==========

See accompanying Notes to Financial Statements.


                    17 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                    Class A
                                                    ---------------------------------------
                                                    Six Months
                                                    Ended
                                                    January 31,
                                                    1998            Year Ended July 31,
                                                    (Unaudited)     1997       1996(2)
===========================================================================================
Per Share Operating Data
Net asset value, beginning of period                $ 11.54        $ 11.10     $ 11.26
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .32            .62         .36
Net realized and unrealized gain (loss)                 .16            .45        (.16)
                                                     ------         ------      ------
Total income (loss) from investment operations          .48           1.07         .20
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.30)          (.61)       (.36)
Distributions from net realized gain                   (.04)          (.02)         --
                                                     ------         ------      ------
Total dividends and distributions to shareholders      (.34)          (.63)       (.36)
-------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.68        $ 11.54     $ 11.10
                                                    =======        =======     =======

===========================================================================================
Total Return, at Net Asset Value(4)                    4.29%          9.99%       1.80%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $24,469        $19,109     $11,354
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $21,737        $14,072     $10,036
-------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  5.22%(6)       5.45%       5.49%(6)
Expenses, before reimbursement and voluntary
assumption by the Manager or Distributor(7)            1.13%(6)       1.08%       1.64%(6)
Expenses, net of reimbursement and voluntary
assumption by the Manager or Distributor               0.44%(6)       0.88%       0.97%(6)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             38.0%          11.9%       33.1%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.
2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
3. For the period from March 1, 1994 (commencement of operations) to December 31, 1994.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Ratios during this period would not be indicative of future results.


                    18 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                     Class B
---------------------------         ---------------------------------------------------------------
                                     Six Months
                                     Ended
                                     January 31,
Year Ended December 31,             1998          Year Ended July 31,       Year Ended December 31,
   1995        1994(3)              (Unaudited)   1997        1996(2)       1995        1994(3)
===================================================================================================

  $ 10.41     $ 11.43               $ 11.53        $ 11.09     $ 11.25        $ 10.40     $ 11.43
---------------------------------------------------------------------------------------------------

      .61         .49                   .27            .53         .31            .53         .41
      .86       (1.02)                  .18            .46        (.16)           .86       (1.02)
   ------      ------                ------         ------      ------         ------      ------
     1.47        (.53)                  .45            .99         .15           1.39        (.61)
---------------------------------------------------------------------------------------------------

     (.61)       (.49)                 (.26)          (.53)       (.31)          (.53)       (.42)
     (.01)         --                  (.04)          (.02)         --           (.01)         --
   ------      ------                ------         ------      ------         ------      ------
     (.62)       (.49)                 (.30)          (.55)       (.31)          (.54)       (.42)
----------------------------------------------------------------------------------------------------
  $ 11.26     $ 10.41               $ 11.68        $ 11.53     $ 11.09        $ 11.25     $ 10.40
  =======     =======               =======        =======     =======        =======     =======

====================================================================================================
    14.42%      (4.63)%                3.98%          9.18%       1.34%         13.59%      (5.39)%

====================================================================================================

  $ 8,806     $ 3,877               $25,224        $18,647     $ 9,740        $ 5,222     $ 2,986
----------------------------------------------------------------------------------------------------
  $ 6,504     $ 2,506               $21,827        $13,278     $ 7,774        $ 4,080     $ 1,841
----------------------------------------------------------------------------------------------------

     5.51%       5.57%(6)              4.43%(6)       4.70%       4.70%(6)       4.79%       4.76%(6)

     1.75%       1.46%(6)              1.89%(6)       1.83%       2.40%(6)       2.49%       2.29%(6)

     0.80%       0.31%(6)              1.19%(6)       1.62%       1.74%(6)       1.53%       1.14%(6)
----------------------------------------------------------------------------------------------------
      7.4%       17.3%                 38.0%          11.9%       33.1%           7.4%       17.3%

6. Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 1998 were $30,817,623 and $17,606,574, respectively.


                    19 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                   Class C
                                                   -------------------------------------------
                                                   Six Months
                                                   Ended                              Period
                                                   January 31,                        Ended
                                                   1998         Year Ended July 31,   December 31,
                                                   (Unaudited)  1997        1996(2)   1995(1)
=============================================================================================
Per Share Operating Data
Net asset value, beginning of period                $11.53        $11.09    $11.25     $11.01
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .27           .53       .30        .19
Net realized and unrealized gain (loss)                .18           .45      (.16)       .25
                                                    ------        ------    ------     ------
Total income (loss) from investment operations         .45           .98       .14        .44
---------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income                  (.26)         (.52)     (.30)      (.19)
Distributions from net realized gain                  (.04)         (.02)       --       (.01)
                                                    ------        ------    ------     ------
Total dividends and distributions to shareholders     (.30)         (.54)     (.30)      (.20)
---------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.68        $11.53    $11.09     $11.25
                                                    ======        ======    ======     ======

=============================================================================================
Total Return, at Net Asset Value(4)                   3.98%         9.11%     1.29%      4.07%

=============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $3,244        $2,080    $  132     $   50
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $2,538        $  747    $   74     $    3
---------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 4.45%(6)      4.56%     4.66%(6)     --(5)
Expenses, before reimbursement and voluntary
assumption by the Manager or Distributor(7)           1.89%(6)      1.79%     2.48%(6)     --(5)
Expenses, net of reimbursement and voluntary
assumption by the Manager or Distributor              1.18%(6)      1.60%     1.81%(6)     --(5)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                            38.0%         11.9%     33.1%       7.4%

1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.
2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
3. For the period from March 1, 1994 (commencement of operations) to December 31, 1994.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Ratios during this period would not be indicative of future results.
6. Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 1998 were $30,817,623 and $17,606,574, respectively.

See accompanying Notes to Financial Statements.


                    20 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes for individual investors as is available from municipal securities and that is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                    21 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 1998, a provision of $19,551 was made for the Fund's projected benefit obligations resulting in an accumulated liability of $45,233 at January 31, 1998.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount or premiums on securities purchased are amortized over the life of the respective securities, in accordance with federal income tax requirements. As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Accordingly, during the six months ended January 31, 1998, amounts have been reclassified to reflect an increase in undistributed net investment income of $239,027. Paid-in capital was decreased by the same amount. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Fund concentrates its investments in New Jersey and, therefore, may have more credit risks related to the economic conditions of New Jersey than a portfolio with a broader geographical diversification.


                    22 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended January 31, 1998  Year Ended July 31, 1997
                                 -----------------------------      -----------------------
                                 Shares      Amount                 Shares      Amount
===========================================================================================
Class A:
Sold                              547,570    $ 6,281,231             837,412    $ 9,364,872
Dividends and distributions
reinvested                         37,006        424,473              46,887        524,696
Redeemed                         (146,816)    (1,686,334)           (251,097)    (2,806,897)
                                  -------     ----------             -------     ----------
Net increase                      437,760    $ 5,019,370             633,202    $ 7,082,671
                                  =======    ===========             =======    ===========

-------------------------------------------------------------------------------------------
Class B:
Sold                              582,098    $ 6,677,020             837,497    $ 9,367,955
Dividends and distributions
reinvested                         31,415        360,229              36,119        404,040
Redeemed                          (70,874)      (818,442)           (134,448)    (1,502,809)
                                  -------     ----------             -------     ----------

Net increase                      542,639    $ 6,218,807             739,168    $ 8,269,186
                                  =======    ===========             =======    ===========

-------------------------------------------------------------------------------------------
Class C:
Sold                              109,993    $ 1,268,042             185,940    $ 2,083,594
Dividends and distributions
reinvested                          4,810         55,180               2,216         24,849
Redeemed                          (17,448)      (200,355)            (19,626)      (218,923)
                                  -------     ----------             -------     ----------
Net increase                       97,355    $ 1,122,867             168,530    $ 1,889,520
                                  =======    ===========             =======    ===========

--------------------------------------------------------------------------------
3. Unrealized Gains and Losses on Investments
At January 31, 1998, net unrealized appreciation on investments of $2,814,666 was composed of gross appreciation of $2,814,666.


                    23 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.60% on the first $200 million of average annual net assets, 0.55% on the next $100 million, 0.50% on the next $200 million, 0.45% on the next $250 million, 0.40% on the next $250 million and 0.35% on average annual net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Fund expenses to the level needed to maintain a stable dividend.

      For the six months ended January 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $126,105, of which $20,233 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $250,730 and $11,817, respectively, of which $9,273 was paid to an affiliated broker/dealer for Class B shares. During the six months ended January 31, 1998, OFDI received contingent deferred sales charges of $21,691 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

      OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

      Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

      The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% (voluntarily reduced to 0.15% by the Fund's Board) of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares.


                    24 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee that may not exceed 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended January 31, 1998, OFDI retained $90,131 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based salescharge to OFDI for distributing shares before the Plan was terminated. As of January 31, 1998, OFDI had incurred unreimbursed expenses of $879,497 for Class B.

      The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee that may not exceed 0.25% (voluntarily reduced to 0.15% by the Fund's Board) per year to compensate dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended January 31, 1998, OFDI retained $10,742 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of January 31, 1998, OFDI had incurred unreimbursed expenses of $33,543 for Class C.


                    25 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Futures Contracts
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates or for purposes of duration management. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure tochanges in interest rates as it may be more efficient or cost effective than buying fixed income securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

      Risk of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At January 31, 1998, the Fund had outstanding futures contracts as follows:

                              Expiration    Number of      Valuation as of      Unrealized
                              Date          Contracts      January 31, 1998     Depreciation
--------------------------------------------------------------------------------------------
Municipal Bonds               3/98          20             $2,486,250           $16,875
U.S. Treasury Bonds, 30 yr.   3/98          25              3,057,081            10,156
                                                                                 ------
                                                                                $27,031
                                                                                =======


                    26 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option or the cost of the security for a purchased put option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended January 31, 1998 was as follows:

                                                          Call Options
                                                          ---------------------
                                                          Number of   Amount of
                                                          Options     Premiums
--------------------------------------------------------------------------------
Options outstanding at July 31, 1997                          --       $     --
Options written                                               20         19,255
Options closed or expired                                    (20)       (19,255)
Options exercised                                             --             --
                                                          ------       --------
Options outstanding at January 31, 1998                       --       $     --
                                                          ======       ========


                    27 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

      The Fund had no borrowings outstanding during the six months ended January 31, 1998.


                    28 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 Oppenheimer New Jersey Municipal Fund
--------------------------------------------------------------------------------
A Series of Oppenheimer Multi-State Municipal Trust

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Caryn R. Halbrecht, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     KPMG Peat Marwick LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer New Jersey Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer New Jersey Municipal Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                    29 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
 OppenheimerFunds Family
--------------------------------------------------------------------------------

====================================================================================
Real Asset Funds
------------------------------------------------------------------------------------
Real Asset Fund             Gold & Special Minerals Fund

====================================================================================
Stock Funds
------------------------------------------------------------------------------------
Developing Markets Fund     Discovery Fund                Growth Fund
International Small         Quest Small Cap Value Fund    Global Fund
  Company Fund              MidCap Fund                   Quest Global Value Fund
Enterprise Fund             Capital Appreciation Fund     Disciplined Value Fund
International Growth Fund   Quest Capital Value Fund      Quest Value Fund

====================================================================================
Stock & Bond Funds
------------------------------------------------------------------------------------
Main Street Income &        Quest Growth & Income         Disciplined Allocation Fund
  Growth Fund                 Value Fund                  Multiple Strategies Fund
Quest Opportunity Value     Global Growth & Income Fund   Bond Fund for Growth
  Fund                      Equity Income Fund
Total Return Fund


====================================================================================
Bond Funds
------------------------------------------------------------------------------------
International Bond Fund     Champion Income Fund          U.S. Government Trust
High Yield Fund             Strategic Income Fund         Limited-Term Government Fund
                            Bond Fund

====================================================================================
Municipal Funds
------------------------------------------------------------------------------------
California Municipal Fund(1) Pennsylvania Municipal Fund(1) Rochester Division:
Florida Municipal Fund(1)    Municipal Bond Fund            Rochester Fund Municipals
New Jersey Municipal Fund(1) Insured Municipal Fund         Limited Term New York
New York Municipal Fund(1)   Intermediate Municipal Fund      Municipal Fund

====================================================================================
Money Market Funds(2)
------------------------------------------------------------------------------------
Money Market Fund           Cash Reserves

====================================================================================
LifeSpan
------------------------------------------------------------------------------------
Growth Fund                 Balanced Fund                 Income Fund

1. Available only to investors in certain states.
2. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


                    30 Oppenheimer New Jersey Municipal Fund

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

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OppenheimerFunds
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As an Oppenheimer fund shareholder, you have some special privileges. Whether
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      And when you need help, our Customer Service Representatives are only a
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      You can count on us whenever you need assistance. That's why the
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      So call us today, or visit us at our website at
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                                                   [LOGO]  OppenheimerFunds (SM)
                                                               Distributor, Inc.

RS0395.001.0198  April 1, 1998